Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 169,488	$ 182,962
Service revenue, net	725,805	802,197
Total Revenues (Note 16)	895,293	985,159
EXPENSES:
Voyage expenses	48,605	59,486
Vessels, drilling rigs and drillships operating expenses	317,373	392,574
Depreciation and amortization (Note 7)	209,536	219,935
Impairment loss (Note 7)	140,568	0
Loss on contract cancellation (Note 14)	28,241	0
General and administrative expenses (Note 4)	74,807	90,635
Legal settlements and other, net (Note 14)	(2,803)	870
Operating income	78,966	221,659
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(146,837)	(207,533)
Interest income	489	7,240
Loss on interest rate swaps (Note 11)	(11,448)	(12,403)
Other, net	(6,435)	2,538
Total other expenses, net	(164,231)	(210,158)
INCOME/ (LOSS) BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(85,265)	11,501
Loss due to deconsolidation of Ocean Rig (Note 9)	(1,347,106)	0
Income taxes (Note 19)	(36,931)	(23,933)
Equity in net earnings of affiliated company (Note 9)	8,851	0
NET LOSS	(1,460,451)	(12,432)
Less: Net income attributable to non-controlling interest	(39,029)	(27,753)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(1,499,480)	(40,185)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 17)	$ (1,499,745)	$ (40,300)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS BASIC AND DILUTED (Note 17)	$ (2.26)	$ (0.1)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	664,830,988	411,363,240